Related Parties	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Related Parties

Transactions with joint ventures and associates	$ million
	2017	2016	2015
Sales and charges to joint ventures and associates	13,121	24,214	36,548
Purchases and charges from joint ventures and associates	10,680	13,859	26,440

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Royal Dutch Shell Dividend Access Trust [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Related Parties

7 RELATED PARTIES

The Trust received dividend income of £2,970 million (2016: £2,533 million; 2015: £2,726 million) in respect of the dividend access share from Shell Transport and £1,597 million (2016: £1,346 million) in respect of the dividend access share from BG. The Trust made distributions of £4,567 million (2016: £3,879 million; 2015: £2,726 million) to the B shareholders of the Company.

The Company pays the general and administrative expenses of the Trust, including the auditor’s remuneration.

Parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Related Parties

13 RELATED PARTIES

Information about the Company’s subsidiaries, and whether these are held directly or indirectly, and other related undertakings (all of which are held indirectly), at December 31, 2017, is set out in Exhibit 8.

	$ million
	Amounts due from subsidiaries		Amounts due to subsidiaries (see Note 5)
	2017	2016	2017	2016
Shell Petroleum	4,502	4,201	672	409
Shell Treasury Centre Limited	518	476	—	—
Shell Treasury Luxembourg Sarl	—	—	3,164	3,163
Other	2	3	23	21
Total	5,022	4,680	3,859	3,593

The amount due from Shell Petroleum, which is denominated in dollars, is repayable on demand. Interest is calculated at US LIBOR less 0.058% (2016: US LIBOR less 0.103%) and interest income in 2017 was $19 million (2016: $12 million).

The amount due from Shell Treasury Centre Limited (STCL) comprises call deposits in dollars, sterling and euros. Interest is calculated at US LIBOR less 0.058% (2016: US LIBOR less 0.103%) on dollar balances, at GBP LIBOR less 0.137% (2016: GBP LIBOR less 0.137%) on sterling balances and at Euro Overnight Index Average (EONIA) less 0.1% (2016: EONIA less 0.1%) on euro balances, unless this results in a negative interest rate in which case no interest is earned. Interest income in 2017 from STCL was $5 million (2016: $4 million).

The net amount due to Shell Treasury Luxembourg Sarl at December 31, 2017, which is repayable on demand, comprises an interest-bearing receivable of €1,289 million (2016: €1,183 million) and an interest-bearing payable of $4,707 million (2016: $4,408 million). Interest on euro balances is calculated at EONIA less 0.1% (2016: EONIA less 0.1%) unless this results in a negative interest rate in which case no interest is earned. Interest on dollar balances is calculated at US LIBOR (2016: US LIBOR). Net interest expense on these balances in 2017 was $26 million (2016: $19 million).

OTHER TRANSACTIONS AND BALANCES

The Company enters into forward and spot foreign currency contracts with Treasury companies, which are subsidiaries. There were no open foreign currency contracts at December 31, 2017, or 2016.

The Company settles general and administrative expenses of the Trust, including the auditor’s remuneration.

The Company has guaranteed contractual payments totalling $58,527 million at December 31, 2017 (2016: $61,684 million), and related interest, in respect of listed debt issued by Shell International Finance B.V.